Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2021 and 2020:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	2021		2020
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,059,950	1.60%	$1,433,919	1.65%	September 2023
TL 2019 Term Loan	137,513	3.50%	148,131	3.50%	December 2026
TL 2021-1 Term loan	65,131	2.65%	—	0.00%	February 2028
TL 2021-2 Term Loan	204,712	2.90%	—	0.00%	October 2028
TMCL II Secured Debt Facility (1)	1,067,886	1.75%	646,551	1.91%	November 2028
TMCL VI Term Loan	—	0.00%	223,630	4.29%	—
TMCL VII 2019-1 Bonds	—	0.00%	300,305	4.02%	—
TMCL VII 2020-1 Bonds	384,611	3.07%	429,600	3.07%	August 2045
TMCL VII 2020-2 Bonds	530,565	2.26%	587,183	2.26%	September 2045
TMCL VII 2020-3 Bonds	194,414	2.15%	214,168	2.15%	September 2045
TMCL VII 2021-1 Bonds	508,024	1.72%	—	0.00%	February 2046
TMCL VII 2021-2 Bonds	610,111	2.27%	—	0.00%	April 2046
TMCL VII 2021-3 Bonds	577,603	1.98%	—	0.00%	August 2046
TAP Funding Revolving Credit Facility	—	0.00%	131,857	2.11%	—
Total debt obligations	$5,340,520		$4,115,344
Amount due within one year	$380,207		$408,365
Amounts due beyond one year	$4,960,313		$3,706,979

(1) Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.

Estimated Future Scheduled Repayments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2021:

	Twelve months ending December 31,							Available borrowing,	Current and Available Borrowing,
	2022	2023	2024	2025	2026	2027 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base
TL Revolving Credit Facility	$—	$1,062,858	$—	$—	$—	$—	$1,062,858	$299,494	$1,362,352
TL 2019 Term Loan	11,285	11,686	12,102	12,532	90,973	—	138,578	—	138,578
TL 2021-1 Term loan	5,490	5,637	5,789	5,944	6,103	36,841	65,804	—	65,804
TL 2021-2 Term Loan	14,434	14,858	15,294	15,743	16,205	130,101	206,635	—	206,635
TMCL II Secured Debt Facility (1)	75,345	69,210	70,628	82,028	74,191	702,339	1,073,741	—	1,073,741
TMCL VII 2020-1 Bonds (2)	56,921	57,675	58,419	57,411	51,728	106,040	388,194	—	388,194
TMCL VII 2020-2 Bonds (2)	61,149	66,779	69,345	69,631	68,296	200,490	535,690	—	535,690
TMCL VII 2020-3 Bonds (2)	20,111	20,111	20,111	20,111	20,111	95,306	195,861	—	195,861
TMCL VII 2021-1 Bonds (2)	44,000	44,000	44,000	44,000	44,000	293,333	513,333	—	513,333
TMCL VII 2021-2 Bonds (2)	52,096	52,096	52,096	52,096	52,096	355,989	616,469	—	616,469
TMCL VII 2021-3 Bonds (2)	48,000	48,000	48,000	48,000	48,000	344,000	584,000	—	584,000
Total (3)	$388,831	$1,452,910	$395,784	$407,496	$471,703	$2,264,439	$5,381,163	$299,494	$5,680,657

(1)     The estimated future scheduled repayments for TMCL II Secured Debt Facility are based on the assumption that the facility will not be extended on its associated conversion date.

(2)	Future scheduled payments for all bonds payable exclude unamortized discounts in an aggregate amount of $613.
(3)	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $40,030.